ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)				3 Months Ended						9 Months Ended			12 Months Ended
	Jun. 22, 2020 shares	Mar. 01, 2019 USD ($) shares	Apr. 11, 2018 shares	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Segment	Dec. 31, 2021 USD ($)	Dec. 31, 2022 CNY (¥)
Product Information [Line Items]
Doubtful accounts premiums											$ 0		$ 0	$ 0
Impairment on intangible assets													979,428
Impairment loss on goodwill													863,833
Goodwill				$ 431,323						$ 431,323	454,201		454,201	1,406,289
Contract with customer advance				71,315						71,315	139,334		139,334	382,518
Amount of customer advances in opening balance										68,717			332,806	580,151
Sales and distribution expenses				14,667			$ 15,509			40,925		$ 49,593	$ 61,047	89,416
Value added tax													13.00%
Statutory reserves											1,047,959		$ 1,047,959	636,898
Number of operating segments | Segment													1
Working capital				3,071,808						3,071,808
Cash and cash equivalents at carrying value				13,276						13,276	165,685		$ 165,685	123,163
Retained earnings accumulated deficit				6,088,707						6,088,707	$ 4,504,404		4,504,404	2,561,681
Profit loss				$ 1,222,744	$ 444,829	$ 89,176	$ (910,735)	$ (788,983)	$ (175,959)	1,756,749		(1,875,677)	2,156,679	(1,963,469)
Net cash provided by used in operating activities										$ 272,944		$ (48,444)	$ (6,927)	$ 457,142
Share Exchange Agreement [Member] | DaXingHuaShang Investment Group Limited [Member]
Product Information [Line Items]
Number of shares exchanged | shares			15,000,000
Sale and Purchase Agreement [Member] | Jiujiu Group Stock Co., Ltd [Member]
Product Information [Line Items]
Number of shares exchanged | shares		5
Ownership percentage		100.00%
Value shares issued in exchange		$ 150
Xixingdao Agreement [Member] | QHDX [Member]
Product Information [Line Items]
Number of shares exchanged | shares	243,134
Ownership percentage	90.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Two Suppliers [Member]
Product Information [Line Items]
Concentration risk percentage													10.00%	10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | One Supplier [Member]
Product Information [Line Items]
Concentration risk percentage														10.00%
Minimum [Member]
Product Information [Line Items]
Statuory reserve percentage													10.00%
Maximum [Member]
Product Information [Line Items]
Statuory reserve percentage													50.00%
Maximum [Member] | China Deposit Insurance System [Member]
Product Information [Line Items]
FDIC insured amount | ¥															¥ 500,000
V A T Small Taxpayers [Member]
Product Information [Line Items]
Value added tax									1.00%		0.00%		3.00%